Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna (note 5)	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099
Additions	10	33	8	-	31	82
Impairment	(240)	-	-	-	-	(240)
Disposals	(288)	(184)	(164)	-	(2)	(638)
Impact of foreign exchange rate changes	133	491	35	183	280	1,122
At December 31, 2025	2,420	8,062	255	3,735	5,953	20,425

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133
Amortization	-	644	29	262	253	1,188
Disposals	-	(125)	(159)	-	(2)	(287)
Impact of foreign exchange rate changes	-	323	30	84	148	585
At December 31, 2025	-	5,214	181	1,881	3,344	10,619

	Carrying amount

	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966
At December 31, 2025	2,420	2,848	74	1,854	2,609	9,806